Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Taxes [line items]
Profit/(loss) before tax	$ 5,972	$ 4,782
Deduct share of results of associates	135	137
Deduct exceptional share of results of associates	9	104
Profit before tax and before share of results of associates	5,828	4,541
Adjustments to the tax basis
Government incentives	(60)	(223)
Non-deductible/(non-taxable) mark-to-market on derivatives	(339)	507
Other expenses not deductible for tax purposes	779	807
Other non-taxable income	(348)	(368)
Adjusted tax basis	$ 5,861	$ 5,265
Aggregate weighted nominal tax rate	26.00%	26.20%
Tax at aggregated nominal tax rate	$ (1,526)	$ (1,382)
Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(56)	(165)
(Underprovided)/overprovided in prior years	20	(160)
Deductions from interest on equity	102	102
Deductions from goodwill and other tax deductions	315	367
Withholding taxes	(253)	(207)
Other tax adjustments	(7)	(102)
Total tax expense	$ (1,404)	$ (1,546)
Effective tax rate	24.10%	34.10%